Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Summary of Environmental Reserve Activity

A summary of the Company’s environmental reserve activity is shown below:

	Aerojet - Sacramento	Aerojet - BPOU	Other Aerojet Sites	Total Aerojet	Other	Total Environmental Reserve
	(In millions)
November 30, 2012	$140.5	$31.2	$10.8	$182.5	$7.0	$189.5
Adjustments	3.2	(0.3)	(0.7)	2.2	2.9	5.1
Expenditures	(9.1)	(2.3)	(1.4)	(12.8)	(0.3)	(13.1)

May 31, 2013	$134.6	$28.6	$8.7	$171.9	$9.6	$181.5

A summary of the Company’s environmental reserve activity is shown below:

	Aerojet - Sacramento	Aerojet - BPOU	Other Aerojet Sites	Total Aerojet	Other	Total Environmental Reserve
	(In millions)
November 30, 2009	$152.5	$47.8	$10.8	$211.1	$11.6	$222.7
Additions	6.7	9.5	11.7	27.9	8.6	36.5
Expenditures	(19.4)	(11.2)	(2.4)	(33.0)	(8.5)	(41.5)

November 30, 2010	139.8	46.1	20.1	206.0	11.7	217.7
Additions	21.2	5.9	5.9	33.0	(0.1)	32.9
Expenditures	(30.3)	(13.4)	(13.9)	(57.6)	(2.4)	(60.0)

November 30, 2011	130.7	38.6	12.1	181.4	9.2	190.6
Additions	24.5	5.9	3.8	34.2	0.5	34.7
Expenditures	(14.7)	(13.3)	(5.1)	(33.1)	(2.7)	(35.8)

November 30, 2012	$140.5	$31.2	$10.8	$182.5	$7.0	$189.5

Summary of Pre-Close Environmental Costs

A summary of the Pre-Close Environmental Costs is shown below (in millions):

Pre-Close Environmental Costs	$20.0
Amount spent through May 31, 2013	(14.9)
Amount included as a component of reserves for environmental remediation costs in the unaudited condensed consolidated balance sheet as of May 31, 2013	(3.5)

Remaining Pre-Close Environmental Costs	$1.6

U.S. government. A summary of the Pre-Close Environmental Costs is shown below (in millions):

Pre-Close Environmental Costs	$20.0
Amount spent through November 30, 2012	(13.9)
Amount included as a component of reserves for environmental remediation costs in the consolidated balance sheet as of November 30, 2012	(4.5)

Remaining Pre-Close Environmental Costs	$1.6

Summary of Northrop Agreement Activity

A summary of the Northrop Agreement activity is shown below (in millions):

Total reimbursable costs under the Northrop Agreement	$189.7
Amount reimbursed to the Company through May 31, 2013	(98.2)

Potential future cost reimbursements available(1)	91.5
Long-term receivable from Northrop in excess of the annual limitation included in the unaudited condensed consolidated balance sheet as of May 31, 2013	(69.5)
Amounts recoverable from Northrop in future periods included as a component of recoverable from the U.S. government and other third parties for environmental remediation costs in the unaudited condensed consolidated balance sheet as of May 31, 2013	(22.0)

Potential future recoverable amounts available under the Northrop Agreement	$—

(1)	Includes the short-term receivable from Northrop of $6.0 million as of May 31, 2013.

A summary of the Northrop Agreement activity is shown below (in millions):

Total reimbursable costs under the Northrop Agreement	$189.7
Amount reimbursed to the Company through November 30, 2012	(93.7)

Potential future cost reimbursements available(1)	96.0
Long-term receivable from Northrop in excess of the annual limitation included in the Consolidated Balance Sheet as of November 30, 2012	(69.3)
Amounts recoverable from Northrop in future periods included as a component of recoverable from the U.S. government and other third parties for environmental remediation costs in the Consolidated Balance Sheet as of November 30, 2012	(26.7)

Potential future recoverable amounts available under the Northrop Agreement	$—

(1)	Includes the short-term receivable from Northrop of $6.0 million as of November 30, 2012.

Schedule of Environmental Reserves and Recoveries

Summarized financial information for the impact of environmental reserves and recoveries to the unaudited condensed consolidated statements of operations is set forth below:

	Three months ended May 31,		Six months ended May 31,
	2013	2012	2013	2012
	(In millions)
Estimated recoverable amounts under U.S. government contracts	$2.7	$4.4	$1.6	$5.3
Charge to unaudited condensed consolidated statement of operations	4.0	2.0	3.5	2.5

Total environmental reserve additions	$6.7	$6.4	$5.1	$7.8

Summarized financial information for the impact of environmental reserves and recoveries to the consolidated statements of operations is set forth below:

	Estimated Recoverable Amounts from Northrop	Estimated Recoverable Amounts from U.S. Government	Total Estimated Recoverable Amounts Under U.S. Government Contracts	Charge to Consolidated Statement of Operations(1)	Total Environmental Reserve Additions
	(In millions)
Fiscal 2012	$—	$23.1	$23.1	$11.6	$34.7
Fiscal 2011	—	24.3	24.3	8.6	32.9
Fiscal 2010	2.8	24.9	27.7	8.8	36.5

(1)	Includes $18.2 million of environmental remediation provision adjustments above the cumulative limitation under the Northrop Agreement through November 30, 2012.

Future Minimum Rental Commitments Under Non-Cancelable Operating Leases

The future minimum rental commitments under non-cancelable operating leases with initial or remaining terms of one year or more and lease revenue in effect as of November 30, 2012 were as follows:

Year Ending November 30,	Future Minimum Rental Commitments	Future Minimum Rental Income
	(In millions)
2013	$8.2	$5.4
2014	6.2	5.7
2015	3.4	4.6
2016	2.5	2.4
2017	1.4	0.2
Thereafter	0.7	—

	$22.4	$18.3